Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of trade and other payables [Abstract]
Accounts payable and accrued liabilities [Text Block]

8 Accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
Accounts payable	$2,644,111	$2,458,176
Accrued liabilities	1,638,571	1,875,924
Accrued interest	1,423,367	651,999
Total accounts payable and accrued liabilities	$5,706,049	$4,986,099

During the period ended December 31, 2025, the Company recorded a gain on settlement of accounts payable of $nil (December 31, 2024- $5,172, December 31, 2023 of $321,115) (Note 12).